OPPENHEIMER PORTFOLIO SERIES: CONSERVATIVE INVESTOR FUND

OPPENHEIMER PORTFOLIO SERIES: MODERATE INVESTOR FUND

OPPENHEIMER PORTFOLIO SERIES: EQUITY INVESTOR FUND

Supplement dated August 5, 2013 to the

Prospectus and Statement of Additional Information dated May 30, 2013

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above referenced funds (each a “Fund” or collectively, the “Funds”), each dated May 30, 2013. Capitalized terms used herein are as defined in the Prospectus or SAI.

The Prospectus is revised as follows:

1.	The section titled “Portfolio Manager” is deleted in its entirety and is replaced with the following:

Portfolio Manager. Mark Hamilton has been a portfolio manager of the Fund since August 2013.

2.	The section titled “How the Fund is Managed—Portfolio Manager” is deleted in its entirety and is replaced with the following:

Portfolio Manager. The Fund's portfolio is managed by Mark Hamilton who is primarily responsible for the day-to-day management of the Fund's investments. Mr. Hamilton has been a portfolio manager of the Fund since August 2013.

Mr. Hamilton has been Chief Investment Officer, Asset Allocation of the Sub-Adviser since April 2013 and a Senior Vice President of the Sub-Adviser since April 2013.  Mr. Hamilton served at AllianceBernstein L.P. from 1994 to 2013, as an Investment Director of Dynamic Asset Allocation from 2010 to 2013, Head of North American Blend Team from 2009 to 2010, and Senior Portfolio Manager of Blend Strategies from 2006 to 2010.

The Statement of Additional Information provides additional information about portfolio manager compensation, other accounts managed and ownership of Fund shares.

Information about the portfolio managers of the Underlying Funds is available in the Portfolio Manager section of the respective prospectus and Statement of Additional Information of each Underlying Fund.

The SAI is revised as follows:

1.	Alan C. Gilston is no longer Vice President and Portfolio Manager of the Fund. All references to Mr. Gilston are hereby removed.

2.	The paragraph titled “Portfolio Managers” on page 89-90 and the last three charts on page 90 are deleted in their entirety and replaced with the following:

Portfolio Managers. The Funds are managed by a team of investment professionals including Mark Hamilton and Caleb Wong (each is referred to as a "Portfolio Manager" and collectively they are referred to as the "Portfolio Managers") who are responsible for the day-to-day management of the Funds' investments.

  Other Accounts Managed.  In addition to managing the Funds' investment portfolios, members of the portfolio management team also manage other investment portfolios and other accounts, on behalf of the Sub-Adviser or its affiliates. The following table provides information regarding those portfolios and accounts as of July 15, 2013. No portfolio or account has an advisory fee based on performance:

Conservative Investor Fund

Portfolio Manager	Registered Investment Companies Managed	Total Assets in Registered Investment Companies Managed[1]	Other Pooled Investment Vehicles Managed	Total Assets in Other Pooled Investment Vehicles Managed[2]	Other Accounts Managed	Total Assets in Other Accounts Managed[3]
Mark Hamilton	1	$1.77	1	$14.9	0	$0

Moderate Investor Fund

Portfolio Manager	Registered Investment Companies Managed	Total Assets in Registered Investment Companies Managed[1]	Other Pooled Investment Vehicles Managed	Total Assets in Other Pooled Investment Vehicles Managed[2]	Other Accounts Managed	Total Assets in Other Accounts Managed[3]
Mark Hamilton	1	$1.77	1	$14.9	0	$0

Equity Investor Fund

Portfolio Manager	Registered Investment Companies Managed	Total Assets in Registered Investment Companies Managed[1]	Other Pooled Investment Vehicles Managed	Total Assets in Other Pooled Investment Vehicles Managed[2]	Other Accounts Managed	Total Assets in Other Accounts Managed[3]
Mark Hamilton	1	$1.77	1	$14.9	0	$0

1. In billions.

2. In millions.

3. Does not include personal accounts of the portfolio managers and their families, which are subject to the Code of Ethics.

3.	The last three rows of the chart under the section titled “Compensation of Portfolio Managers” on page 91-92 of the SAI is deleted in its entirety and replaced with the following:

Fund Name and Portfolio Managers	Peer Group Category
Conservative Investor Fund Mark Hamilton	Morningstar – Conservative Allocation
Equity Investor Fund Mark Hamilton	Morningstar – World Stock
Moderate Investor Fund Mark Hamilton	Morningstar – Moderate Allocation

4.	The line titled “Ownership of Fund Shares” and the last three rows of the chart on page 92 of the SAI is deleted in its entirety and replaced with the following:

Ownership of Fund Shares. As of July 15, 2013, the Portfolio Managers beneficially owned the following share amounts in each of the Funds:

Portfolio Manager	Ownership
Conservative Investor Fund Mark Hamilton	None
Equity Investor Fund Mark Hamilton	None
Moderate Investor Fund Mark Hamilton	None

August 5, 2013	PS0000.085